Share-Based Compensation - Summary of Changes in SARs (Details) - Stock Appreciation Rights (SARs) [Member] $ / shares in Units, $ in Millions	12 Months Ended
Sep. 30, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding | shares	51,016
Exercised | shares	(9,935)
Expired | shares	(4,095)
Outstanding | shares	36,986
Exercisable at September 30, 2018 | shares	36,986
Weighted Average Exercise Price, Outstanding | $ / shares	$ 25.30
Weighted Average Exercise Price, Exercised | $ / shares	16.66
Weighted Average Exercise Price, Expired | $ / shares	27.69
Weighted Average Exercise Price, outstanding, end of period | $ / shares	27.36
Weighted Average Exercise Price, Vested and expected to vest at September 30, 2018 | $ / shares	$ 27.36
Weighted Average Remaining Contractual Term (in years), Outstanding	2 years 4 months 24 days
Weighted Average Remaining Contractual Term (in years), Exercisable at September 30, 2018	2 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding | $	$ 1.0
Aggregate Intrinsic Value, Exercisable at September 30, 2018 | $	$ 1.0